--------------------------------------------------------------------------------
                             Important Information
--------------------------------------------------------------------------------

[John Hancock Funds logo]

                                                        July 15, 2003


Dear Shareholder:


I am writing to ask for your vote on important matters concerning your investment in the John Hancock Focused Small Cap Growth Fund.

You may be aware that in addition to the institutional series of mutual funds, John Hancock offers a series of retail mutual funds that have the same investment process and style as the institutional funds. Your fund's trustees are proposing the reorganization of your fund into John Hancock Small Cap Growth Fund, a similar John Hancock retail fund. As a result of the reorganization of your fund, you will receive Class I shares of John Hancock Small Cap Growth Fund. (Class I shares have the same institutional expense structure as your current fund, and are not subject to sales charges or 12b-1 distribution fees.) The fund reorganization proposal has been unanimously approved by each fund's board of trustees, who believe the reorganization will benefit you through increased diversification and economies of scale. The reorganization will allow your investment to be part of a larger investment pool while maintaining its low institutional expense structure.

The proposed reorganization is detailed in the enclosed proxy statement and summarized in the questions and answers on the following page. I suggest you read both thoroughly before voting.

Your Vote Makes a Difference!
No matter what size your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience you may vote:


By mail -- a postage paid envelope is enclosed
By phone -- see your proxy card for details


If you have any questions or need additional information, please contact your investment professional or call your customer service representative at 1-800-755-4371, Monday through Friday between 8:00 A.M. and 5:30 P.M. Eastern Time. I thank you for your prompt vote on this matter.

                                                Sincerely,

                                                /s/ Maureen R. Ford
                                                ----------------------------
                                                Maureen R. Ford
                                                Chairman and Chief Executive
                                                Officer

Q&A


Q: What are the changes being proposed?

A: Generally, the proposal focuses on reorganizing John Hancock Focused Small
   Cap Growth Fund into Class I shares of John Hancock Small Cap Growth Fund, a similar John Hancock fund that is managed by the same portfolio management team. Since the Class I shares are part of a larger mutual fund portfolio, John Hancock Small Cap Growth Fund has significantly larger assets and may offer a greater opportunity for future growth.

Q: What are the benefits of reorganizing your fund into Class I shares of John
   Hancock Small Cap Growth Fund?

A: Your trustees firmly believe the reorganization will eliminate the duplication of the legal, administrative and portfolio management responsibilities associated with managing different mutual funds with the same investment style and process. In addition, your investment may benefit from being part of a larger pool of assets, providing the possibility of increased diversification and economies of scale.

Q: Will this change affect the number of shares I currently have? Will there be any tax implications?


A: The number of shares you own in John Hancock Small Cap Growth Fund will differ from those held in your fund but the market value of your shareholdings will remain the same. You will not recognize gain or loss upon the exchange of your shares for John Hancock Small Cap Growth Fund shares in the reorganization.


Q: Will my contact information and service team change?

A: No. You will still be serviced through a dedicated Institutional Service team within John Hancock Signature Services, the funds' transfer agent. Your client relationship contact at John Hancock Funds, LLC will also remain the same.

Q: How do I vote?


A: In order to facilitate the proxy voting process you may vote using one of the following methods.


   o By mail -- a postage paid envelope in enclosed


   o By phone -- see your proxy card for details


Q: Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process. The board of trustees of your fund voted unanimously to recommend these changes, and your approval is needed to implement the changes.

John Hancock Focused Small Cap Growth Fund
(the "Acquired Fund" or "your fund", and a series of John Hancock Institutional Series Trust)
101 Huntington Avenue,
Boston, Massachusetts 02199

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
Scheduled for September 24, 2003

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the Shareholders of John Hancock Focused Small Cap Growth Fund:


A shareholder meeting for your fund will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, September 24, 2003 at 9:00 A.M., Eastern Time, to consider the following:


1. A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between John Hancock Focused Small Cap Growth Fund ("your fund" or "Focused Small Cap Growth Fund") and John Hancock Small Cap Growth Fund ("Small Cap Growth Fund"). Under this Agreement, your fund would transfer all of its assets to Small Cap Growth Fund in exchange for Class I shares of Small Cap Growth Fund. These shares would be distributed proportionately to you and the other shareholders of Focused Small Cap Growth Fund. Small Cap Growth Fund would also assume Focused Small Cap Growth Fund's liabilities. Focused Small Cap Growth Fund's board of trustees recommends that you vote FOR this proposal.

2.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 2, 2003 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitations.

                                      By order of the board of trustees,

                                      Susan S. Newton
                                      Secretary

July 15, 2003

PROXY STATEMENT of
John Hancock Focused Small Cap Growth Fund
("Focused Small Cap Growth Fund," the "Acquired Fund" or "your fund" and a series of John Hancock Institutional Series Trust)

PROSPECTUS for
John Hancock Small Cap Growth Fund
("Small Cap Growth Fund" or the "Acquiring Fund" and a series of John Hancock Series Trust)
101 Huntington Avenue
Boston, MA 02199

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

How The Reorganization Will Work


---------------------------------------------------------------------------------------------------
              Acquired Fund                   Acquiring Fund          Shareholders Entitled to Vote
---------------------------------------------------------------------------------------------------
 Proposal 1   Focused Small Cap Growth Fund   Small Cap Growth Fund   Focused Small Cap Growth Fund
                                                                      shareholders
---------------------------------------------------------------------------------------------------

   o Your fund will transfer all of its assets to Small Cap Growth Fund. Small Cap Growth Fund will assume your fund's liabilities.

   o Small Cap Growth Fund will issue Class I shares to your fund in an amount equal to the value of your fund's shares. These shares will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date.

   o Your fund will be liquidated and fund shareholders will become Class I shareholders of Small Cap Growth Fund.


   o For federal income tax purposes, the reorganization is intended to result in no income, gain or loss to the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund.


Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization
Your fund's trustees believe that reorganizing the fund into a larger fund with similar investment policies will enable the shareholders of your fund to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.


---------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
---------------------------------------------------------------------------------------------------------------------------
 Class I prospectus for Small Cap Growth Fund dated            In the same envelope as this proxy statement and prospectus.
 March 1, 2003.                                                Incorporated by reference into this proxy statement and
                                                               prospectus.
------------------------------------------------------------
 Small Cap Growth Fund's annual report to shareholders
 dated October 31, 2002 and semiannual report to
 shareholders dated April 30, 2003.
---------------------------------------------------------------------------------------------------------------------------
 Prospectus for your fund dated July 1, 2003. Your fund's      On file with the Securities and Exchange Commission
 annual report to shareholders dated February 28, 2003.        ("SEC") and available at no charge by calling
------------------------------------------------------------   1-888-972-8696. Incorporated by reference into this proxy
 A statement of additional information dated July 15, 2003.    statement and prospectus.
 It contains additional information about your fund and Small
 Cap Growth Fund.
---------------------------------------------------------------------------------------------------------------------------

       The date of this proxy statement and prospectus is July 15, 2003.

TABLE OF CONTENTS


                                                                         Page
                                                                         -----
INTRODUCTION .........................................................     3
SUMMARY ..............................................................     3
INVESTMENT RISKS .....................................................     7
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION .........     7
FURTHER INFORMATION ON THE REORGANIZATION ............................     9
CAPITALIZATION .......................................................    10
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES ...................    10
BOARDS' EVALUATION AND RECOMMENDATION ................................    11
VOTING RIGHTS AND REQUIRED VOTE ......................................    11
INFORMATION CONCERNING THE MEETING ...................................    11
OWNERSHIP OF SHARES OF THE FUNDS .....................................    13
EXPERTS ..............................................................    14
AVAILABLE INFORMATION ................................................    14
EXHIBIT A -- Form of Agreement and Plan of Reorganization ............    15


INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, September 24, 2003 at 9:00 A.M., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into Small Cap Growth Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about July 15, 2003.

Who is Eligible to Vote?

Shareholders of record on July 2, 2003 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

SUMMARY


The following is a summary of more complete information appearing later in this proxy statement/prospectus. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus and reports to shareholders of Small Cap Growth Fund, because they contain details that are not in the summary.



APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FOCUSED SMALL CAP GROWTH FUND AND SMALL CAP GROWTH FUND

A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between Focused Small Cap Growth Fund and Small Cap Growth Fund. Under this Agreement, Focused Small Cap Growth Fund would transfer all of its assets to Small Cap Growth Fund in exchange for Class I shares of Small Cap Growth Fund. These shares would be distributed proportionately to the shareholders of Focused Small Cap Growth Fund. Small Cap Growth Fund would also assume Focused Small Cap Growth Fund's liabilities. Focused Small Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

Comparison of Focused Small Cap Growth Fund to Small Cap Growth Fund

--------------------------------------------------------------------------------------------------------------------------------
                          Focused Small Cap Growth Fund                         Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
 Business                 A diversified series of John Hancock                  A diversified series of John Hancock Series
                          Institutional Series Trust. The trust is an open-     Trust. The trust is an open-end management
                          end management investment company organized           investment company organized as a
                          as a Massachusetts business trust.                    Massachusetts business trust.
--------------------------------------------------------------------------------------------------------------------------------

 Net assets as of         $2.9 million                                          $753.2 million
 April 30, 2003
--------------------------------------------------------------------------------------------------------------------------------
 Investment adviser                                                 Investment Adviser:
 and portfolio                                                  John Hancock Advisers, LLC
 managers
                                                                     Portfolio managers:
                                                                    Bernice S. Behar, CFA
                                                             -Senior vice president of adviser
                                                                 -Joined fund team in 1996
                                                                  -Joined adviser in 1991
                                                              -Began business career in 1986

                                                                     Anurag Pandit, CFA
                                                                -Vice president of adviser
                                                                 -Joined fund team in 1996
                                                                  -Joined adviser in 1996
                                                              -Began business career in 1984
--------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks long-term growth of capital.           The fund seeks long-term capital appreciation.
                          This objective can be changed without                 This objective can be changed without
                          shareholder approval.                                 shareholder approval.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                         Focused Small Cap Growth Fund                         Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
 Primary investments     The fund normally invests at least 80% of assets      The fund normally invests at least 80% of assets
                         in stocks of small-capitalization companies           in stocks of small-capitalization companies
                         (companies in the capitalization range of the         (companies in the capitalization range of the
                         Russell 2000 Growth Index, which was $20              Russell 2000 Growth Index, which was $20
                         million to $3.3 billion as of May 31, 2003).          million to $3.3 billion as of May 31, 2003).
                         The fund utilizes a focused investment strategy       To manage risk, the fund typically invests in
                         and typically concentrates its investments in 50      companies across many industries.
                         to 70 companies.
--------------------------------------------------------------------------------------------------------------------------------
 Investment Strategy     In managing the portfolio of each fund, the managers look for companies in the emerging growth phase of development that are not yet widely recognized. The funds also may invest in established companies that, because of new management, products, or opportunities, offer the possibility of accelerating earnings.
                         In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong management teams and coherent business strategies.
                         They generally maintain personal contact with the senior management of the companies in which the funds invest.
--------------------------------------------------------------------------------------------------------------------------------
 Foreign securities      Each fund may invest up to 10% of total assets in foreign securities.
--------------------------------------------------------------------------------------------------------------------------------
 Preferred stocks        Each fund may invest in preferred stocks and other types of equity securities.
--------------------------------------------------------------------------------------------------------------------------------
 Cash and cash           Under normal conditions, each fund does not invest more than 10% of its assets in cash or cash
 equivalents             equivalents.
--------------------------------------------------------------------------------------------------------------------------------
 Diversification         The fund is diversified and, with respect to 75%      The fund is diversified and cannot invest more
                         of total assets, cannot invest more than 5% of        than 5% of its total assets in securities of an
                         total assets in securities of a single issuer. In     individual company.
                         addition, the fund cannot invest more than 5%
                         of total assets in any one security.
--------------------------------------------------------------------------------------------------------------------------------
 Derivatives             Each fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).
--------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive     In abnormal market conditions, each fund may temporarily invest extensively in U.S. government
 positions               securities with maturities of up to three years, and may invest more than 10% of assets in cash and cash equivalents. In these and other cases, a fund might not achieve its goal.
--------------------------------------------------------------------------------------------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Small Cap Growth Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Cap Growth Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

As the above table indicates, the investment objectives, policies and risks of the two funds are substantially similar. However, you should note that your fund employs a focused investment strategy, and typically invests in 50 to 70 companies. On the other hand, Small Cap Growth Fund does not employ a focused investment strategy and typically invests in a larger number of companies.

SHARES

---------------------------------------------------------------------------------------------------
                         Both Focused Small Cap Growth Fund and Small Cap Growth Fund -- Class I
---------------------------------------------------------------------------------------------------
 Sales charge            Shares are offered with no sales charge
---------------------------------------------------------------------------------------------------
 Distribution and        Shares are not subject to a 12b-1 distribution and service fee.
 service (12b-1) fee
---------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

---------------------------------------------------------------------------------------------------
                     Both Focused Small Cap Growth Fund and Small Cap Growth Fund -- Class I
---------------------------------------------------------------------------------------------------
 Buying shares       Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services,
                     Inc. After July 2, 2003, investors will not be allowed to open new accounts in Focused Small Cap Growth Fund but can add to existing accounts.
---------------------------------------------------------------------------------------------------
 Minimum initial     $10,000. No minimum investment for retirement plans with at least 350
 investment          eligible employees.
---------------------------------------------------------------------------------------------------
 Exchanging          Shareholders may exchange their shares for Class I shares of other John
                     Hancock funds, or for shares of any John Hancock institutional fund.
---------------------------------------------------------------------------------------------------
 Selling shares      Shareholders may sell their shares by submitting a proper written or telephone request to John Hancock Signature Services, Inc.
---------------------------------------------------------------------------------------------------
 Net asset value     All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock
                     Exchange, which is normally 4:00 P.M. Eastern Time.
---------------------------------------------------------------------------------------------------

The Funds' Expenses


Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended April 30, 2003. The transfer agent fees paid by Small Cap Growth Fund, included in "Other Expenses," changed effective June 1, 2003. The expense tables have been adjusted to assume that the new transfer agent fee rate was in place for the entire twelve month period ended April 30, 2003. Future expenses may be greater or less.





The expense table also shows the pro forma expenses of Small Cap Growth Fund for the twelve months ended April 30, 2003 assuming that a reorganization with Focused Small Cap Growth Fund had occurred May 1, 2002. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended April 30, 2003. Small Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown.


                                                                                                Small Cap Growth
                                                                                                  Fund Class I
                                                                                                   (PRO FORMA
                                                                                              for the twelve months
                                                                                                 ended 4/30/03)
                                                                                                    (Assuming
                                                               Focused         Small Cap       reorganization with
                                                              Small Cap       Growth Fund       Focused Small Cap
                                                             Growth Fund        Class I           Growth Fund)
--------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                   none              none                 none
Maximum sales charge imposed on reinvested dividends          none              none                 none
Maximum deferred sales charge (load) as a % of purchase
 or sale price, whichever is less                             none              none                 none
Redemption fee                                                none              none                 none
Exchange fee                                                  none              none                 none


Annual fund operating expenses (as a % of average net assets)
Management fee                                                0.80%             0.75%                0.75%
Distribution and service (12b-1) fee                          none              none                 none
Other expenses                                                2.31%             0.14%                0.14%
Total fund operating expenses                                 3.11%             0.89%                0.89%
Expense reduction                                             1.99%(1)          none                 none
Net fund operating expenses                                   1.12%             0.89%                0.89%


(1) The adviser has agreed to limit Focused Small Cap Growth Fund's total operating expenses to 0.85% (excluding transfer agent expenses) of the fund's average daily net assets only until September 26, 2003 or the closing of the reorganization, if later.

Example

The example contained in the expense table shows what you would pay on a $10,000 investment if the reorganization occurs on September 26, 2003 based on fees and expenses incurred during the twelve months ended April 30, 2003. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The example is for comparison purposes only and is not a representation of either fund's actual expenses or returns, either past or future.


                                                Small Cap Growth
                                                  Fund Class I
                                                   (PRO FORMA
                                              for the twelve months
                                                 ended 4/30/03)
                                                    (Assuming
                Focused        Small Cap       reorganization with
               Small Cap      Growth Fund       Focused Small Cap
Expenses      Growth Fund       Class I           Growth Fund)
-------------------------------------------------------------------


Year 1           $  314          $   91              $   91
Year 3           $  960          $  284              $  284
Year 5           $1,630          $  493              $  493
Year 10          $3,420          $1,096              $1,096


The Reorganization


   o The reorganization is scheduled to occur at 5:00 P.M., Eastern time, on September 26, 2003, but may occur on any later date before December 31, 2003. Focused Small Cap Growth Fund will transfer all of its assets to Small Cap Growth Fund. Small Cap Growth Fund will assume Focused Small Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 4:00 P.M., Eastern time, on the reorganization date.


   o Small Cap Growth Fund will issue to Focused Small Cap Growth Fund Class I shares in an amount equal to the net assets attributable to Focused Small Cap Growth Fund's shares. These shares will immediately be distributed to Focused Small Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of Focused Small Cap Growth Fund will end up as Class I shareholders of Small Cap Growth Fund.

   o After the shares are issued, Focused Small Cap Growth Fund will be terminated.

   o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund, or shareholders of the Acquired Fund.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
                                  Focused Small Cap Growth Fund
--------------------------------------------------------------------------------
 Fund Assets                                  0.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Asset Breakpoints                 Small Cap Growth Fund
--------------------------------------------------------------------------------
 Amounts up to $1.5 billion                   0.75%
--------------------------------------------------------------------------------
 Amounts above $1.5 billion                   0.70%
--------------------------------------------------------------------------------


As shown above, Small Cap Growth Fund's management fee rate is lower than your fund's management fee rate at all asset levels. In addition, Small Cap Growth Fund's other expenses of 0.14% and its pro forma other expenses of 0.14% are lower than your fund's other expenses of 2.31%. Accordingly, Small Cap Growth Fund's current annual Class I expense ratio (0.89%) and its pro forma Class I expense ratio (0.89%) are both lower than your fund's annual operating expenses, both gross (3.11%) and net (1.12%). Further, there is no guarantee that your fund's current expense reduction will be extended beyond the proposed reorganization date of September 26, 2003.

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.


----------------------------------------------------------------------------------------------------------------------------------
                             Focused Small Cap Growth Fund                   Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk           The value of securities in the fund may go down in response to overall stock market movements.
                             Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
----------------------------------------------------------------------------------------------------------------------------------
 Manager risk                The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
----------------------------------------------------------------------------------------------------------------------------------
 Investment category         The small capitalization growth stocks in which the fund primarily invests could fall out of favor
 risk                        with the market. This could cause the fund to underperform funds that focus on large or medium capitalization stocks or on value stocks.
----------------------------------------------------------------------------------------------------------------------------------
 Focused investment          The fund focuses on a limited number of         Not applicable because the fund does not
 strategy risk               companies, which could cause greater            employ a focused investment strategy.
                             fluctuations in share price than could occur
                             in a more diversified fund.
----------------------------------------------------------------------------------------------------------------------------------
 Small and medium            The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization              more erratic price movements than investments in established large capitalization companies. Many
 company risk                smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.
----------------------------------------------------------------------------------------------------------------------------------
 Initial public offering     A significant part of the fund's return may at times be attributable to investments in IPOs. Many
 (IPO) risk                  IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies.
----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk     Foreign investments involve additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk            Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
----------------------------------------------------------------------------------------------------------------------------------
 Liquidity and               In a down or unstable market, the fund's investments could become harder to value accurately or to
 valuation risks             sell at a fair price.
----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk               In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance.
                             The fund's turnover rate may exceed 100%, which is considered relatively high.
----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached to this proxy statement as Exhibit A. Additional information about the reorganization and the Agreement is set forth below under "Further Information on The Reorganization." The Agreement provides for a reorganization on the following terms:

   o The reorganization is scheduled to occur at 5:00 P.M., Eastern time, on September 26, 2003 but may occur on any later date before December 31, 2003. Focused Small Cap Growth Fund will transfer all of its assets to Small Cap Growth Fund and Small Cap Growth Fund will assume all of Focused Small Cap Growth Fund's liabilities. This will result in the addition of Focused Small Cap Growth Fund's assets to Small Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern time, on the reorganization date.

   o Small Cap Growth Fund will issue Class I shares to Focused Small Cap Growth Fund in an amount equal to the net assets attributable to Focused Small Cap Growth Fund's shares. As part of the liquidation of Focused Small Cap Growth Fund, these shares will immediately be distributed to shareholders of record of Focused

      Small Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of Focused Small Cap Growth Fund will end up as Class I shareholders of Small Cap Growth Fund.

   o After the shares are issued, the existence of Focused Small Cap Growth Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of Focused Small Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of Focused Small Cap Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that your fund does not have sufficient assets to justify maintaining its existence as a separate investment portfolio (i.e. the fund had $2.9 million in assets as of April 30, 2003). Your fund, which has been in existence for approximately seven years, has not grown in asset size and in light of the history of the fund, there is no foreseeable potential for future growth. The investment adviser has subsidized your fund by absorbing expenses since the inception of the fund. Without these subsidies, your fund would have had a higher expense ratio and lower performance.

Second, that shareholders may be better served by a fund offering greater diversification. Small Cap Growth Fund has a larger asset size than your fund, invests in the same types of securities, and typically invests in a larger number of portfolio securities. As a result, combining the funds' assets into a single investment portfolio should afford greater diversification.

Third, that your fund's management fee and expenses are higher than Small Cap Growth Fund's management fee and expenses (both before and after expense reductions). As a result of the reorganization, shareholders of your fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay. In addition, if your fund's expense limitation is not extended beyond the reorganization date of September 26, 2003, your fund's total expense ratio will be significantly higher than Small Cap Growth Fund's total operating expenses.

Fourth, that the reorganization would permit your fund's shareholders to pursue substantially similar investment goals in a larger fund. Shareholders will have the continuing benefit of the same portfolio management team and substantially the same investment strategy.

Fifth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Small Cap Growth Fund's expense ratio over time because of economies of scale if the funds are combined.

Sixth, that Small Cap Growth Fund's Class I shares have performed better than your fund for the one and three year periods ended April 30, 2003.

The board of trustees of Small Cap Growth Fund considered that the reorganization presents an excellent opportunity for Small Cap Growth Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Small Cap Growth Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.

Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are higher than the rates paid by Small Cap Growth Fund. In addition, your fund's current annual expense ratio is higher than Small Cap Growth Fund's current and pro forma annual expense ratios for Class I shares both before and after the adviser's agreement to limit your fund's expenses. A full comparison of advisory fees and expense ratios is included above in the summary.

Comparative Performance. The trustees also considered details of the relative performance of your fund and Small Cap Growth Fund as of April 30, 2003, and determined which fund should be the surviving fund based in part on each fund's past performance record.

FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization


The reorganization is not intended to result in gain or loss for federal income tax purposes and will not take place unless both funds in the reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").


As a result, for federal income tax purposes:

   o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Small Cap Growth Fund as described above or (2) the distribution by your fund of Small Cap Growth Fund shares to the Acquired Fund shareholders;

   o No gain or loss will be recognized by Small Cap Growth Fund upon the receipt of your fund's assets solely in exchange for the issuance of Small Cap Growth Fund shares and the assumption of all of your fund's liabilities by Small Cap Growth Fund;

   o The basis of the assets of your fund acquired by Small Cap Growth Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

   o The tax holding period of the assets of your fund in the hands of Small Cap Growth Fund will include your fund's tax holding period for those assets;


   o The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Small Cap Growth Fund shares as part of the reorganization;

   o The basis of Small Cap Growth Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange therefor; and

   o The tax holding period of Small Cap Growth Fund shares that your fund's shareholders receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the reorganization date.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquired fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of shares of the Acquiring Fund.

Shareholders may not redeem or transfer Acquiring Fund shares received in the reorganization until they have surrendered their Acquired Fund share certificates or delivered an Affidavit. The Acquiring Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of the Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund, and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.


Expenses of the Reorganization. John Hancock Advisers, LLC will pay the reorganization costs attributable to the Acquired Fund and the Acquiring Fund in connection with entering into and carrying out the provisions of the Agreement, whether or not a reorganization occurs.


CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 2003 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between the date specified and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

It is impossible to predict how many shares of Small Cap Growth Fund will actually be received and distributed by your fund on the reorganization date. The tables should not be relied upon to determine the amount of Small Cap Growth Fund shares that will actually be received and distributed.

Net assets for each fund are disclosed on the fund level. The net asset value per share and shares outstanding are referenced for each fund's institutional class.


                                                                Small Cap
                                 Focused                       Growth Fund
                                Small Cap       Small Cap       Pro Forma
Proposal 1*                    Growth Fund     Growth Fund      Combined
--------------------------------------------------------------------------------
Net assets (millions)            $   2.9        $   753.2       $   756.1
Net asset value per share        $  6.43        $    6.97       $    6.97
Shares outstanding               457,198        8,903,376       9,324,913

* If the reorganization had taken place on April 30, 2003.

The table reflects pro forma exchange ratios of approximately 0.922 Class I shares of Small Cap Growth Fund being issued for each share of your fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.


Type of Information                    Headings in Each Prospectus
------------------------------------------------------------------------------------------
Investment objective and policies      Goal and Strategy, Main Risks

Portfolio management                   Portfolio Managers, Management Biographies

Expenses                               Your Expenses

Eligible Investors                     Who Can Buy Shares

Purchase of shares                     Your Account: Opening an Account, Buying Shares,
                                       Transaction Policies

Redemption or sale of shares           Your Account: Selling shares, Transaction Policies

Dividends, distributions and taxes     Dividends and Account Policies

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund in the proposed reorganization or the adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Small Cap Growth Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Small Cap Growth Fund and that the interests of Small Cap Growth Fund's shareholders would not be diluted as a result of the reorganization.

--------------------------------------------------------------------------------
                   The trustees of your fund recommend that
              shareholders of your fund vote FOR the proposal to
               approve the Agreement and Plan of Reorganization.
--------------------------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote. Approval of the proposal described above requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote on the proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

  (1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

  (2) more than 50% of the outstanding shares of the fund.


------------------------------------------------------------------------------------------------------------------------------------
Shares                      Quorum                                             Voting
------------------------------------------------------------------------------------------------------------------------------------
 In general                 All shares "present" in person or by proxy are     Shares "present" in person will be voted in
                            counted towards a quorum.                          person at the meeting.
                                                                               Shares "present" by proxy will be voted in
                                                                               accordance with instructions.
------------------------------------------------------------------------------------------------------------------------------------
 Proxy with no voting       Considered "present" at meeting.                   Voted "for" a proposal.
 instruction (other than
 broker non-vote)
------------------------------------------------------------------------------------------------------------------------------------
 Broker non-vote            Considered "present" at meeting.                   Not voted. Same effect as a vote "against" a
                                                                               proposal.
------------------------------------------------------------------------------------------------------------------------------------
 Vote to abstain            Considered "present" at meeting.                   Not voted. Same effect as a vote "against" a
                                                                               proposal.
------------------------------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating the fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services has agreed to provide proxy solicitation services to your fund.

Revoking Proxies

Each shareholder of your fund signing and returning a proxy has the power to revoke it at any time before it is exercised:

   o by filing a written notice of revocation with your fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1001, Boston, Massachusetts 02217-1001; or

   o by returning a duly executed proxy with a later date before the time of the meeting; or

   o if a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum


As of July 2, 2003 (the "record date"), 464,669 shares of your fund were outstanding. Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of your fund that are entitled to vote will be considered a quorum for the transaction of business.


Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of your fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

   o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

   o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

   o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

   o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

   o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Shareholders' Proposals

Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of the fund must submit the proposal in writing, so that it is received by the fund at 101 Huntington Avenue, Boston, Massachusetts 02199 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of July 2, 2003, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

Names and Addresses of Owners of More Than 5% of Shares


Proposal 1                                         Focused Small Cap Growth Fund
--------------------------------------------------------------------------------------------
MCB Trust Services Custodian FBO       37.39%
 The Investment Incentive Plan
 700 17th St STE 150
 Denver CO 80202-3502

MCB Trust Services Custodian FBO       15.23%
 Cape Ann Local Lodge #2654
 700 17th St STE 150
 Denver CO 80202-3502

MCB Trust Services Custodian FBO       12.57%
 ACP-ASIM A
 700 17th St STE 150
 Denver CO 80202-3502

MCB Trust Services Custodian FBO       10.17%
 Chautauqua Airlines Inc 401k
 700 17th St STE 150
 Denver CO 80202-3502

The Chase Manhattan Bank -TTEE          9.11%
 FBO Zapco
 450 West 33rd Street 15th Floor
 New York, New York 10001-2697

MCB Trust Services Custodian FBO        6.62%
 Manistique Papers Inc 401k
 700 17th St STE 150
 Denver CO 80202-3502

MCB Trust Services Custodian FBO        5.99%
 ACP-ASIM B
 700 17th St STE 150
 Denver CO 80202-3502
                                                        Small Cap Growth Fund
-----------------------------------------------------------------------------------------------
                                       Class A       Class B       Class C       Class I
-----------------------------------------------------------------------------------------------
MLPF&S For The                         21.10%        22.22%        44.95%           --
 Sole Benefit Of Its Customers
 Attn: Fund Administration
 4800 Deerlake Drive East 2nd Floor
 Jacksonville FL 32246-6484

Citigroup Global Markets Inc              --          5.45%           --            --
 333 West 34th Street
 New York, New York 10001-2402

Fidelity Investments Institutional        --            --            --         65.47%
 Operations Co (FIIOC) -- As Agent
 For Certain Employee Benefit Plans
 100 Magellan Way #KW1C
 Covington KY 41015-1999

Fidelity Investments Institutional        --            --            --         27.94%
 Operations Co (FIIOC) -- As Agent
 For Certain Employee Benefit Plans
 82 Devonshire St
 Boston MA 02109-3605

As of July 2, 2003, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of the funds.

EXPERTS

The financial statements and the financial highlights of Small Cap Growth Fund for the periods ended April 30, 2003 and October 31, 2002 and the financial statements and financial highlights for Focused Small Cap Growth Fund for the period ended February 28, 2003 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for Focused Small Cap Growth Fund for the period ended February 28, 2003 have been independently audited by Deloitte & Touche LLP, and the financial statements and highlights for Small Cap Growth Fund for the period ended October 31, 2002 by Ernst & Young, LLP, as stated in their reports appearing in the respective statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.


AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                      EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION



THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ____ day of ________, 2003, by and between John Hancock Series Trust, a Massachusetts business trust (the "Trust") on behalf of its series, John Hancock Small Cap Growth Fund (the "Acquiring Fund") and John Hancock Institutional Series Trust, a Massachusetts business trust (the "Trust II"), on behalf of its series, John Hancock Focused Small Cap Growth Fund (the "Acquired Fund"), each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class I shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

   1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership Class I shares of beneficial interest of the Acquired Fund, as of the close of business on September 26, 2003 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets"), assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the Closing, as defined in Paragraph 3.1 hereof. All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

   1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   1.3 John Hancock Advisers, LLC, the investment adviser to the Acquiring Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with the transactions contemplated by this Agreement.

   1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

   1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

   1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

   2.1 The net asset value of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund Shares to be transferred shall, in each case, be determined as of the close of business (4:00 P.M. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net value of the assets of the Acquired Fund attributable to its shares to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

   2.2 The number of shares of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets, less the value of its liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of Class I shares, all as determined in accordance with Paragraph 2.1 hereof.

   2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be September 26, 2003 or such other date on or before December 31, 2003 as the parties may agree. The closing of the reorganization (the "Closing") shall be held as of 5:00 P.M. at the offices of the Trust and the Trust II, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

   3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

   3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2003, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

   3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

        (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

        (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

        (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (the "Trust II's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

        (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

        (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

        (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of February 28, 2003 and the related statement of operations (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquired Fund as of February 28, 2003 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

        (g) Since February 28, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

        (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

        (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

        (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

        (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

        (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

        (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

        (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
            5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

        (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

        (q) The prospectus of the Acquired Fund, dated July 1, 2003, (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

        (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
            Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

        (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;


        (c) The Class I prospectus of the Acquiring Fund dated March 1, 2003 (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B, Class C and Class I shares of the Acquiring Fund, dated March 1, 2003, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;


        (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

        (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

        (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;


        (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2002 and the unaudited statement of assets and liabilities of the Acquiring Fund as of April 30, 2003 and the related statement of operations for each such period (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2002 and April 30, 2003, respectively, the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;


        (h) Since April 30, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

        (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

        (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

        (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

        (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

        (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

        (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
            Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

   5.1 Except as expressly contemplated herein to the contrary, the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

   5.2 The Trust II will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

   5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.4 The Trust II on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

   5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.6 The Trust II on behalf of the Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

   5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

   5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

   5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

   6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate in a form acceptable to Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

   7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

   7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

   7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate in a form acceptable to Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations hereunder of the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date:

   8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

   8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust II or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

   8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

   8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust II nor the Trust may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

   9.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


   9.2 If the transactions contemplated hereby are consummated, the expenses will be borne by the parties in the manner provided in Section 1.3 hereof.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

   10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

   11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

        (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

        (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

        (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

        (d) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

   11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II, or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust
II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

   14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquiring Fund or the Acquired Fund under this Agreement.



                    [Remainder of Page Intentionally Blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.


                                  JOHN HANCOCK SERIES TRUST on behalf of
                                  JOHN HANCOCK SMALL CAP GROWTH FUND


                                 By: __________________________________________
                                     Maureen R. Ford
                                     Chairman, President and Chief Executive
                                     Officer

                                  JOHN HANCOCK INSTITUTIONAL SERIES TRUST, on behalf of
                                  JOHN HANCOCK FOCUSED SMALL CAP GROWTH FUND


                                 By: __________________________________________
                                     Susan S. Newton
                                     Senior Vice President and Secretary

                                ---------------
                                     Thank
                                      You
                                  for mailing
                                  your proxy
                                card promptly!
                                ---------------







                                                                  680PX 7/03

                                                                    ------------
                                                                     FIRST CLASS
PROXY TABULATOR                                                     U.S. POSTAGE
P.O. BOX 9132                                                           PAID
HINGHAM, MA 02043-9132                                                  PROXY
                                                                      TABULATOR
                                                                    ------------

VOTE TODAY BY MAIL OR TOUCH-TONE PHONE.              VOTE THIS PROXY CARD TODAY!
CALL TOLL-FREE 1-800-690-6903.              YOUR PROMPT RESPONSE WILL HELP AVOID
                                                THE NEED FOR ADDITIONAL MAILINGS

                  **** CONTROL NUMBER: 999 999 999 999 99 ****

JOHN HANCOCK FOCUSED SMALL CAP GROWTH FUND
SPECIAL MEETING OF SHAREHOLDERS - September 24, 2003
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Maureen R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Focused Small Cap Growth Fund ("Focused Small Cap Growth Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Focused Small Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on September 24, 2003 at 9:00 a.m., ET, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated July 15, 2003 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                                    Date___________________________, 2003

                                        PLEASE SIGN, DATE AND RETURN
                                        PROMPTLY IN ENCLOSED ENVELOPE

                              --------------------------------------------------


                              --------------------------------------------------
                              Signature(s)                     (Sign in the Box)

                              NOTE: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                                                                          JHFSCG

                                                     VOTE THIS PROXY CARD TODAY!
                                            YOUR PROMPT RESPONSE WILL HELP AVOID
                                                THE NEED FOR ADDITIONAL MAILINGS

Please fill in box as shown using black or blue ink or number 2 pencil. |X| PLEASE DO NOT USE FINE POINT PENS.

THIS PROXY WILL BE VOTED IN FAVOR OF ("FOR") PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

                                                           FOR  AGAINST  ABSTAIN

(1) To approve an Agreement and Plan of Reorganization     |_|    |_|      |_|
    between John Hancock Focused Small Cap Growth Fund
    ("Focused Small Cap Growth Fund") and John Hancock
    Small Cap Growth Fund ("Small Cap Growth Fund").
    Under this Agreement, Focused Small Cap Growth Fund would transfer all of its assets to Small Cap Growth
    Fund in exchange for Class I shares of Small Cap
    Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Focused Small Cap Growth Fund. Small Cap Growth Fund will also assume Focused Small Cap Growth Fund's liabilities.

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

                                                                          JHFSCG